Expense Example {- Fidelity International Discovery K6 Fund} - 10.31 Fidelity International Discovery K6 Fund PRO-03 - Fidelity International Discovery K6 Fund - Fidelity International Discovery K6 Fund
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762